Accounts Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Disclosure of trade and other receivables and allowance for doubtful accounts

	December 31,
Description	2021	2020

Local currency
Credit card companies	411,092	394,895
Cargo and travel agencies	209,621	146,854
Travel package financing entities	106,824	56,870
TudoAzul Program partners	128,018	65,522
Other	32,896	52,713
Total local currency	888,451	716,854
Foreign currency
Credit card companies	19,211	8,927
Reimbursement receivable for maintenance reserves	18,197	112,170
Airline partner companies	36,693	24,910
Insurance companies	4,194	7,150
Clearinghouse - agencies and cargo	26,085	10,340
Other	22,879	11,162
Total foreign currency	127,259	174,659
Total	1,015,710	891,513
Allowance for expected credit losses	(17,817)	(16,131)
Total net	997,893	875,382

Schedule of Aging of Accounts Receivables

	December 31,
Description	2021	2020

Not past due
Up to 30 days	562,539	476,378
31 to 60 days	101,699	69,729
61 to 90 days	56,001	46,007
91 to 180 days	110,207	86,215
181 to 360 days	90,351	65,386
Not past due	920,797	743,715

Past due
Up to 30 days	25,872	104,377
31 to 60 days	20,178	8,371
61 to 90 days	13,235	4,228
91 to 180 days	3,589	5,077
181 to 360 days	5,388	6,178
Over 360 days	8,834	3,436
Past due	77,096	131,667
Total	997,893	875,382

Schedule of Changes in the Allowance for Doubtful Accounts

	December 31,
Description	2021	2020

Balances at the beginning of the year	(16,131)	(14,716)
Business combination – Azul Conecta	—	(380)
(Additions) reversals	(5,921)	(3,205)
Write-off of uncollectible amounts	4,235	2,170
Balances at the end of the year	(17,817)	(16,131)